ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and staff welfare			$ 9,018	$ 10,986
Individual income tax withheld			437	473
VAT and other taxes payable			7,586	2,484
Accrued professional fees			1,806	1,209
Accrued advertising fees			19,798	9,525
Credit card processing charges			429	323
Accrued sales return	$ 586	$ 381	586	381
Current portion of finance lease liabilities			41	308
Others			2,482	2,953
Total			$ 42,183	$ 28,642
Movements in accrued sales return
Balance at the beginning of the period	381	1,336
Allowance for sales return accrued in the year	6,222	3,546
Utilization of accrued sales return allowance	(6,017)	(4,501)
Balance at the end of the period	$ 586	$ 381